Investments in associates and joint venture - Additional Information (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of Investments in associates and joint ventures [Line Items]
Capitalizations	$ 209,658
Dividends received	1,179,338	$ 94,655
Joint ventures
Disclosure of Investments in associates and joint ventures [Line Items]
Capitalizations	209,658
Dividends received	1,179,338
Conexion Kimal Lo Aguirre S.A.
Disclosure of Investments in associates and joint ventures [Line Items]
Capitalizations	119,475
Interligacao Electrica Ivai S.A.
Disclosure of Investments in associates and joint ventures [Line Items]
Capitalizations	41,912
Interligacao Electrica Paraguacu S.A.
Disclosure of Investments in associates and joint ventures [Line Items]
Capitalizations	27,662
Interconexion Electrica Colombia Panama S.A.
Disclosure of Investments in associates and joint ventures [Line Items]
Capitalizations	11,807
Interligacao Electrica Aimors S.A.
Disclosure of Investments in associates and joint ventures [Line Items]
Capitalizations	8,802
Equion Energa Limited
Disclosure of Investments in associates and joint ventures [Line Items]
Dividends received	929,265
Interconexion Electrica S.A. E.S.P.
Disclosure of Investments in associates and joint ventures [Line Items]
Dividends received	159,315
Associates
Disclosure of Investments in associates and joint ventures [Line Items]
Capitalizations	0
Inversiones de Gases de Colombia S.A. Invercolsa S.A.
Disclosure of Investments in associates and joint ventures [Line Items]
Dividends received	$ 90,758